FINANCING ACTIVITIES AND OFF-BALANCE SHEET RISK - NARRATIVE (Details) - USD ($)	1 Months Ended			6 Months Ended
	Oct. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Oct. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Settlement date basis, equities				2 days
Settlement date basis, options				1 day
Revolving Credit Facility | October 2019 Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, amount entered into	$ 200,000,000
Commitment fee percentage	0.10%
Outstanding borrowings, long-term				$ 0		$ 0			$ 0
Revolving Credit Facility | October 2019 Credit Facility | Eurodollar | Line of Credit
Debt Instrument [Line Items]
Variable rate on loan	1.00%
Revolving Credit Facility | October 2019 Credit Facility | Federal Reserve Bank of New York Rate | Line of Credit
Debt Instrument [Line Items]
Variable rate on loan	0.50%
Revolving Credit Facility | October 2019 Credit Facility | Eurodollar, One Month Interest Period | Line of Credit
Debt Instrument [Line Items]
Variable rate on loan	1.00%
Revolving Credit Facility | October 2019 Credit Facility, As Amended | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, amount entered into					$ 625,000,000		$ 600,000,000
Revolving Credit Facility | Line of Credit | June 2019 Credit Facility
Debt Instrument [Line Items]
Line of credit facility, amount entered into			$ 250,000,000
Commitment fee percentage			0.35%
Revolving Credit Facility | Line of Credit | June 2019 Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Variable rate on loan			1.25%
Revolving Credit Facility | Line of Credit | September 2019 Credit Facility
Debt Instrument [Line Items]
Line of credit facility, amount entered into		$ 400,000,000
Outstanding borrowings, short-term						$ 0			$ 0
Commitment fee percentage		0.35%
Revolving Credit Facility | Line of Credit | September 2019 Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Variable rate on loan		1.25%
Revolving Credit Facility | Line of Credit | September 2019 Credit Facility, As Amended
Debt Instrument [Line Items]
Line of credit facility, amount entered into								$ 550,000,000